TYPE>			13F-HR
<PERIOD>		06/30/06
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED JUNE 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY Aug. 2, 2006


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $161,867,246


			Form 13 F information Table
			       Title of			Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer			Class	CUSIP	     (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

3M Company			COM	88579Y101	1926	23845	SH		SOLE		23845	0	0
Accenture, Ltd.			COM	G1150G111	1948	68800	SH		SOLE		68800	0	0
AFLAC Inc			COM	001055102	 617	13310	SH		SOLE		13310	0	0
AllianceBernstein Holding L.P.	COM	01881G106	2600	42525	SH		SOLE		42525	0	0
American Express Corp		COM	025816109	2028	38115	SH		SOLE		38115	0	0
American Int'l Group		COM	026874107	2307	39075	SH		SOLE		39075	0	0
American Science & Engineering	COM	029429107	 400	 6900	SH		SOLE		 6900	0	0
Amgen Inc.			COM	031162100	2144	32870	SH		SOLE		32870	0	0
Apple Computer, Inc.		COM	037833100	 871	15200	SH		SOLE		15200	0	0
Archer-Daniels-Midland Co	COM	039483102	1997	48375	SH		SOLE		48375	0	0
Armor Holdings, Inc.		COM	042260109	 843	15375	SH		SOLE		15375	0	0
AT&T Inc.			COM	00206R102	2732	97945	SH		SOLE		97945	0	0
Automatic Data Processing, Inc	COM	053015103	1863	41075	SH		SOLE		41075	0	0
B&G Foods, Inc.			COM	05508R205	 538	33200	SH		SOLE		33200	0	0
BankAmerica Corp.		COM	060505104	 931	19350	SH		SOLE		19350	0	0
Barclays PLC ADR		ADR	06738E204	 815	17800	SH		SOLE		17800	0	0
Barr Laboratories, Inc.		COM	068306109	2317	48587	SH		SOLE		48587	0	0
Boston Scientific Corp.		COM	101137107	 566	34400	SH		SOLE		34400	0	0
BP P.L.C.		     SPON ADR	055622104	1461	20995	SH		SOLE		20995	0	0
Bristol-Myers Squibb Co.	COM	110122108	 928	35900	SH		SOLE		35900	0	0
C.R. Bard, Inc.			COM	067383109	2051	28000	SH		SOLE		28000	0	0
Cadbury Schweppes PLC		ADR	127209302	2087	53765	SH		SOLE		53765	0	0
Carnival Corp		   PAIRED CTF	143658300	 563	13500	SH		SOLE		13500	0	0
Cedar Fair, L.P.		COM	150185106	 557	21000	SH		SOLE		21000	0	0
Celanese Corp.Conv. Perpt. 4.	PFD CV	150870202	 449	15050	SH		SOLE		15050	0	0
CharterMac		    SH BEN INT	160908109	 294	15700	SH		SOLE		15700	0	0
Chesapeake Energy Corp		COM	165167107	1085	35875	SH		SOLE		35875	0	0
ChevronTexaco Corp		COM	166764100	2187	35235	SH		SOLE		35235	0	0
Chubb Corp			COM	171232101	2285	45786	SH		SOLE		45786	0	0
Chunghwa Telecom Co., Ltd.   SPON ADR	17133Q205	 655	35450	SH		SOLE		35450	0	0
Cisco Systems Inc.		COM	17275R102	1923	98450	SH		SOLE		98450	0	0
CitiGroup			COM	172967101	3124	64750	SH		SOLE		64750	0	0
Citizens Communications Co	COM	17453B101	 287	22000	SH		SOLE		22000	0	0
Cogent, Inc.			COM	19239Y108	 375	24875	SH		SOLE		24875	0	0
Consolidated Comm Ho		COM	209034107	 348	20900	SH		SOLE		20900	0	0
Constellation Brands, Inc Dep 	COM	21036P306	 609	16400	SH		SOLE		16400	0	0
Costco Wholesale Corp		COM	22160K105	2098	36720	SH		SOLE		36720	0	0
CVS Corp.			COM	126650100	2061	67120	SH		SOLE		67120	0	0
Devon Energy Corp		COM	25179M103	1270	21030	SH		SOLE		21030	0	0
Diageo PLC ADR		     SPON ADR	25243Q205	 946	14000	SH		SOLE		14000	0	0
Diamond Offshore Drill, Inc	COM	25271C102	1570	18710	SH		SOLE		18710	0	0
Disney (Walt) Co.		COM	254687106	2142	71400	SH		SOLE		71400	0	0
Dominion Resources Inc.		COM	25746U109	 748	10005	SH		SOLE		10005	0	0
Dow Chemical Company		COM	260543103	 769	19700	SH		SOLE		19700	0	0
Eagle Bulk Shipping, Inc.	COM	Y2187A101	 505	35450	SH		SOLE		35450	0	0
Eli Lilly & Co.			COM	532457108	 625	11315	SH		SOLE		11315	0	0
EMC Corp			COM	268648102	1790	163200	SH		SOLE		163200	0	0
Energy Transfer Partners, L.P.	COM	29273R109	 304	 6800	SH		SOLE		 6800	0	0
ENI S.p.A.	            SPON ADR	26874R108	 692	11775	SH		SOLE		11775	0	0
Enterprise Prod Partners L	COM	293792107	 618	24800	SH		SOLE		24800	0	0
Equity Residential	  SH BEN INT	29476L107	 573	12800	SH		SOLE		12800	0	0
Exxon Mobil Corp		COM	30231G102	 654	10664	SH		SOLE		10664	0	0
Finl Select Sector SPDR F SBI INT FINL	81369Y605	 518	16020	SH		SOLE		16020	0	0
First Energy Corp.		COM	337932107	 802	14800	SH		SOLE		14800	0	0
Fluor Corp			COM	343412102	1985	21365	SH		SOLE		21365	0	0
Fording Canadian Coal Trust   TR UNIT	345425102	 666	21000	SH		SOLE		21000	0	0
FPL Group, Inc.			COM	302571104	 915	22124	SH		SOLE		22124	0	0
General Electric Co.		COM	369604103	 727	22050	SH		SOLE		22050	0	0
GlaxoSmithKline PLC	     SPON ADR	37733W105	2951	52880	SH		SOLE		52880	0	0
Hartford Finl Services 7%      PFD CV	416515500	 719	 9575	SH		SOLE		 9575	0	0
Harvest Energy Trust	      TR UNIT	41752X101	 548	18400	SH		SOLE		18400	0	0
Hess Corp 7% ACES Conv.	   PFD CV ACES	42809H206	 352	 2650	SH		SOLE		 2650	0	0
HSBC Holdings		     SPON ADR	404280406	 813	 9200	SH		SOLE		 9200	0	0
Inergy, L.P.		  UNIT LTD PTNR	456615103	 258	10000	SH		SOLE		10000	0	0
Intel Corp.			COM	458140100	1349	71000	SH		SOLE		71000	0	0
iShares Dow Jones Trans	  TRANS AVE IDX	464287192	1554	17560	SH		SOLE		17560	0	0
iShares MSCI EAFE Idx Fd  MSCI EAFE IDX	464287465	4993	76355	SH		SOLE		76355	0	0
iShares MSCI Emerg Mkt   MSCI EMERG MKT	464287234	1622	17270	SH		SOLE		17270	0	0
iShares MSCI Japan Index  MSCI Japan	464286848	3130	229489	SH		SOLE		229489	0	0
iSHR Nasdaq Biotech Inde  NSDQ INDX	464287556	 262	 3600	SH		SOLE		 3600	0	0
J.P. Morgan Chase & Co.		COM	46625H100	2258	53765	SH		SOLE		53765	0	0
Jack Henry & Associates, Inc.	COM	426281101	1284	65300	SH		SOLE		65300	0	0
Kinder Morgan Management, LLC	CL A	49455U100	 800	18606	SH		SOLE		18606	0	0
K-Sea Transportation Partners,	COM	48268Y101	 595	18500	SH		SOLE		18500	0	0
L-3 Communications Holdings, I	COM	502424104	1550	20550	SH		SOLE		20550	0	0
Lance Inc.			COM	514606102	 845	36700	SH		SOLE		36700	0	0
Lehman Bros. Hldgs Inc.		COM	524908100	2130	32700	SH		SOLE		32700	0	0
Limited Brands, Inc.		COM	532716107	 247	 9650	SH		SOLE		 9650	0	0
Lowes Companies Inc.		COM	548661107	1966	32400	SH		SOLE		32400	0	0
Macerich Company		COM	554382101	 449	 6400	SH		SOLE		 6400	0	0
Mack-Cali Realty Corp		COM	554489104	 583	12700	SH		SOLE		12700	0	0
Macquarie Infrastructure Co	COM	55607X108	 734	26600	SH		SOLE		26600	0	0
Magellan Midstream Partners L.	COM	559080106	 625	18400	SH		SOLE		18400	0	0
McDonald's Corp.		COM	580135101	1936	57625	SH		SOLE		57625	0	0
MeadWestvaco Corp		COM	583334107	 726	26000	SH		SOLE		26000	0	0
Medtronic Inc.			COM	585055106	2241	47765	SH		SOLE		47765	0	0
Merck & Co.			COM	589331107	 404	11100	SH		SOLE		11100	0	0
Merrill Lynch & Co. Inc.	COM	590188108	2313	33255	SH		SOLE		33255	0	0
Microsoft Corp.			COM	594918104	1964	84310	SH		SOLE		84310	0	0
Nice Systems, Ltd.	    SPON ADR	653656108	 789	28050	SH		SOLE		28050	0	0
Oil Service Holders Tr     DEPO RCPT	678002106	1644	11000	SH		SOLE		11000	0	0
Omnicare Cap Tr II 4% P	    PFD B TR	68214Q200	 252	 4000	SH		SOLE		 4000	0	0
Omnicare, Inc.			COM	681904108	2101	44310	SH		SOLE		44310	0	0
OSI Systems, Inc.		COM	671044105	 356	20050	SH		SOLE		20050	0	0
Pepsico, Inc.			COM	713448108	2097	34930	SH		SOLE		34930	0	0
Petrofund Energy Trust	     TR UNIT	71648W108	 844	33800	SH		SOLE		33800	0	0
Plum Creek Timber Co Inc.	COM	729251108	 586	16500	SH		SOLE		16500	0	0
PPG Industries, Inc.		COM	693506107	 818	12400	SH		SOLE		12400	0	0
R.R. Donnelley & Sons Co	COM	257867101	 873	27325	SH		SOLE		27325	0	0
Rayonier Inc.			COM	754907103	 772	20367	SH		SOLE		20367	0	0
Royal Bank of Scotland Grp P   SPON ADR	780097788	 226	10500	SH		SOLE		10500	0	0
Royal Caribbean Cruises Ltd.	COM	V7780T103	1877	49065	SH		SOLE		49065	0	0
S&P MidCap 400 Index SPDR     UNIT SER	595635103	7865	56515	SH		SOLE		56515	0	0
Sanofi-Aventis		      SPON ADR	80105N105	2014	41350	SH		SOLE		41350	0	0
Schering-Plough Corp.6.00% MC  PFD CV	806605606	 462	 9170	SH		SOLE		 9170	0	0
Schlumberger Ltd.		COM	806857108	1548	23780	SH		SOLE		23780	0	0
Scottish Power PLC	    SPON ADR	81013T804	 724	16785	SH		SOLE		16785	0	0
Seagate Technology		SHS	G7945J104	1913	84475	SH		SOLE		84475	0	0
ServiceMaster Company		COM	81760N109	 815	78900	SH		SOLE		78900	0	0
Shaw Group, Inc.		COM	820280105	1551	55795	SH		SOLE		55795	0	0
Southern Peru Copper Corp	COM	84265V105	 882	 9900	SH		SOLE		 9900	0	0
Travelers Pty Casualty 4.5%   NT CV JR	89420G307	 257	10500	SH		SOLE		10500	0	0
United Technologies Corp.	COM	913017109	2054	32385	SH		SOLE		32385	0	0
Univision Commun, Inc.		CL A	914906102	2092	62450	SH		SOLE		62450	0	0
Verizon Communications		COM UNT	92343V104	2698	80565	SH		SOLE		80565	0	0
Vulcan Materials Company	COM	929160109	2583	33115	SH		SOLE		33115	0	0
Wal-Mart Stores, Inc.		COM	931142103	1952	40515	SH		SOLE		40515	0	0
Waste Management, Inc.		COM	94106L109	1898	52885	SH		SOLE		52885	0	0
Weyerhaeuser Company		COM	962166104	2610	41930	SH		SOLE		41930	0	0
Witness Systems, Inc.		COM	977424100	 823	40825	SH		SOLE		40825	0	0